Wells, Pipelines, Properties, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of December 31, 2025 and 2024, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2024	1,070,987,449		18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	4,395,700,057
Acquisitions	11,194,280		5,432,300	7,180,410	94,119,630	57,660	2,573,440	2,922,890	817,850	189,951,070	—	314,249,530
Reclassifications	1,357,250		—	397,460	—	252,930	(1,280,890)	309,960	130,500	(6,260)	27,740	1,188,690
Capitalization	44,796,840		—	9,245,250	60,274,710	1,864,030	2,135,690	565,340	55,790	(118,965,090)	27,440	—
Disposals	(5,171,200)		(38,620)	(994,620)	—	(242,880)	(7,940)	(2,036,150)	(545,530)	(5,117,236)	(62,990)	(14,217,166)
Translation effect	23,924,080		—	(22,690)	—	1,962,770	—	151,040	746,120	49,166,860	451,890	76,380,070
Balances as of December 31, 2024	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	4,773,301,181
Acquisitions	14,065,870		1,720,400	9,362,710	67,196,720	(10,680)	2,731,950	3,285,650	1,722,480	94,020,980	—	194,096,080
Reclassifications	5,228,300		(25,430)	532,090	—	1,620,720	(6,927,180)	24,210	92,620	77,520	—	622,850
Capitalization	168,334,100		—	6,574,820	47,890,360	7,835,170	604,370	1,040,030	256,850	(232,536,280)	580	—
Disposals	(7,437,570)		(3,000,030)	(12,463,280)	(29,665,120)	(9,320)	(10,782,430)	(473,760)	(146,460)	(713,060)	(228,880)	(64,919,910)
Translation effect	(24,060,380)		—	(23,670)	—	(1,849,780)	—	(145,780)	(469,180)	(32,298,830)	(324,160)	(59,171,780)
Balances as of December 31, 2025	Ps.	1,303,219,019	23,002,415	511,233,042	1,935,028,894	85,436,622	414,306,030	59,188,567	35,649,477	424,084,440	52,779,915	4,843,928,421
Accumulated depreciation and amortization
Balances as of January 1, 2024	(785,552,629)		(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	(2,913,377,891)
Depreciation and amortization	(32,590,580)		(765,490)	(12,534,800)	(82,997,750)	(1,786,750)	(12,839,730)	(1,628,720)	(1,706,388)	—	—	(146,850,208)
Reclassifications	(330,550)		53,880	(410,050)	(53,980)	(34,000)	53,950	(309,710)	(158,330)	100	—	(1,188,690)
(Impairment)	(119,691,380)		—	(16,588,490)	(27,386,630)	(218,120)	(9,356,010)	—	—	(5,027,050)	—	(178,267,680)
Reversal of impairment	46,899,260		—	10,442,300	39,134,890	—	19,784,040	62,440	—	8,467,170	—	124,790,100
Disposals	4,712,390		33,950	994,600	—	59,210	5,070	2,030,670	487,820	—	—	8,323,710
Translation effect	(15,029,580)		—	23,010	—	(939,730)	—	(65,130)	(186,380)	—	—	(16,197,810)
Balances as of December 31, 2024	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	(3,122,768,469)
Depreciation and amortization	(34,323,900)		(415,240)	(13,635,710)	(86,448,950)	(1,863,600)	(13,364,700)	(1,724,030)	(1,742,534)	—	—	(153,518,664)
Reclassifications	(1,290,060)		1,220	(532,090)	—	(96,200)	1,385,140	(1,750)	(89,110)	—	—	(622,850)
(Impairment)	(39,761,990)		—	(34,492,290)	(23,760,170)	(42,890)	(12,365,330)	—	—	(16,023,009)	—	(126,445,679)
Reversal of impairment	39,467,710		—	29,701,920	30,497,120	—	14,903,160	—	—	3,798,320	—	118,368,230
Disposals	6,591,240		2,107,790	6,848,320	25,124,790	8,290	6,898,330	470,340	135,570	—	—	48,184,670
Translation effect	10,858,320		—	26,400	—	714,760	—	64,860	126,045	—	—	11,790,385
Balances as of December 31, 2025	Ps.	(920,041,749)	(5,880,474)	(339,019,655)	(1,467,779,643)	(52,767,236)	(305,728,190)	(48,035,943)	(20,041,599)	(65,717,888)	—	(3,225,012,377)
Wells, pipelines, properties, plant and equipment—net as of December 31, 2024	Ps.	245,505,630	16,733,231	180,314,167	436,414,501	26,362,916	125,494,530	8,612,854	15,721,597	542,040,911	53,332,375	1,650,532,712
Wells, pipelines, properties, plant and equipment—net as of December 31, 2025	Ps.	383,177,270	17,121,941	172,213,387	467,249,251	32,669,386	108,577,840	11,152,624	15,607,878	358,366,552	52,779,915	1,618,916,044
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	14 to 33	25	10 to 33	5 to 25	—	—
(1)Mainly wells, pipelines and plants.

A.As of December 31, 2025, 2024 and 2023, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps.5,708,131, Ps. 7,937,219, and Ps. 4,676,577, respectively. Financing cost rates during 2025, 2024 and 2023 were 8.35% to 14.11%, 7.82% to 18.68% and 6.47% to 7.62%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2025, 2024 and 2023, recognized in operating costs and expenses, was Ps. 153,518,664, Ps. 146,850,208 and Ps. 137,555,276, respectively. These figures include Ps. 130,244,785, Ps. 124,473,818 and Ps.115,208,527 for oil and gas production assets and costs related to plugging and abandonment of wells for the years ended December 31, 2025, 2024 and 2023 of Ps. 6,704,138, Ps. 789,805 and Ps. 137,685, respectively.
C.As of December 31, 2025 and 2024, provisions relating to future plugging of wells costs amounted to Ps. 126,608,358 and Ps. 115,514,750, respectively, and are presented in the “Provisions for plugging of wells” (see Note 20).
D.As of December 31, 2025, 2024 and 2023, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 7,773,944, Ps. 9,696,153 and Ps. 14,306,298, respectively (see Note 13).
E.As of December 31, 2025, 2024 and 2023, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. (47,381,395), Ps. 60,182,260 and Ps. (40,731,370), respectively, which was mainly plant.
F.As of December 31, 2025, 2024 and 2023, PEMEX recognized a net impairment of Ps. (8,077,449), Ps. (53,477,580) and Ps. (28,797,518), respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

	2025		2024		2023
	(Impairment) / Reversal of impairment, net
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)	Ps.	(23,192,225)	Ps.	582,923	Ps.	(612,906)
Industrial Processes (formerly part of Pemex Industrial Transformation)	(1,115,093)		—		—
Pemex Industrial Transformation	—		(78,049,865)		(25,568,713)
SUS	—		—		(71,036)
MGAS	163,986		(37,985)		(191,786)
Energy Transformation (formerly part of Pemex Industrial Transformation)	3,467,927		—		—
Exploration and Extraction (formerly Pemex Exploration and Production)	12,597,956		24,027,347		(2,353,077)
(Impairment), net	Ps.	(8,077,449)	Ps.	(53,477,580)	Ps.	(28,797,518)
Cash-Generating Unit of Exploration and Exploration
As of December 31, 2025, 2024 and 2023, Exploration and Extraction recognized net reversals of impairment and net impairment of Ps. 12,597,956, Ps. 24,027,347 and Ps. (2,353,077), respectively, shown by CGUs as follows:

	2025		2024		2023
Cantarell	Ps.	37,238,709	Ps.	(904,083)	Ps.	15,174,961
Tsimin Xux	2,732,718		3,211,743		(9,532,221)
Ayin-Alux	1,030,368		486,415		—
Aceite Terciario del Golfo	—		18,799,827		(16,192,262)
Tamaulipas Constituciones	—		2,578,602		1,710,627
Poza Rica	—		385,159		(397,084)
Cárdenas-Mora	—		—		1,150,448
Crudo Ligero Marino	—		—		1,420,120
Santuario El Golpe	—		—		1,454,789
Ixtal - Manik	—		—		6,042,806
Chuc	—		—		6,445,006
Misión (CEE)	(62,104)		5,902		(458,354)
Antonio J. Bermúdez	(184,690)		3,903,165		9,724,991
Lakach	(287,187)		3,546,439		(423,347)
Santuario CEE	(832,888)		—		—
Arenque	(1,560,264)		1,702,529		(1,705,447)
Cuenca de Macuspana	(1,576,853)		83,560		837,460
Burgos	(3,442,880)		(6,772,427)		(10,631,921)
Ku Maloob Zaap	(8,425,068)		—		—
Ogarrio Magallanes	(12,031,905)		(2,999,484)		(6,973,649)
Total	Ps.	12,597,956	Ps.	24,027,347	Ps.	(2,353,077)

As of December 31, 2025, the Exploration and Extraction segment recognized a net reversal of impairment of Ps. 12,597,956 mainly due to: (i) the positive effect of Ps. 41,071,395, due to lower productive costs mainly in the Cantarell, Tsimin Xux and Ayin-Alux CGUs; (ii) a decrease in the discount rate of Ps. 29,807,328, from 10.86% as of December 31, 2024 to 6.28% as of December 31, 2025; and (iii) a positive tax effect of Ps. 3,640,303 driven by a lower tax base due to the decrease in prices, exchange rate and volume. These effects were partially offset by (i) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps. 35,165,415, mainly in the Ogarrio Sanchez Magallanes, Antonio J. Bermudez and Burgos CGUs; (ii) a decrease in crude oil prices, generating a negative effect of Ps. 4,360,188, mainly in the Lakach, Ogarrio, Sánchez Magallanes and Arenque CGUs, and (iii) a negative effect due to an exchange rate of Ps. 22,395,467, from Ps. 20.2683 = U.S.$1.00 as of December 31, 2024 to Ps. 17.9667 = U.S.$1.00 as of December 31, 2025.

As of December 31, 2024 Pemex Exploration and Production recognized a net reversal of impairment of Ps.24,027,347 mainly due to: (i) the positive effect of Ps.246,736,694, due to lower productive costs mainly in the Aceite Terciario del Golfo, Antonio J. Bermúdez, Poza Rica and Arenque CGUs (ii) the positive effect due to an exchange rate of Ps.51,936,270 from Ps.16.9220 = U.S$1.00 as of December 31, 2023 to Ps.20.2683 = U.S$1.00 as of December 31, 2024; and (iii) an increase in crude oil prices and condensate products, generating a positive effect of Ps. 24,921,879 mainly in the Aceite Terciario del Golfo, Lakach, Tamaulipas Constituciones and Tsimin Xux CGUs. These effects were partially offset by (i) an increase in the discount rate of Ps.133,289,611 from de 9.93% in December 31, 2023 to 10.86% in December 31, 2024; (ii) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps.128,567,201 mainly in the Cantarell, Burgos and Ogarrio Sanchez Magallanes CGUs, and (iii) a negative tax effect of Ps.37,710,685 due to a higher tax base motivated by benefits in production costs, exchange rate and hydrocarbon prices, mainly in the Cantarell, Burgos and Ogarrio Sanchez Magallanes CGUs.

As of December 31, 2023, Pemex Exploration and Production recognized a net impairment of Ps. (2,353,077) mainly due to:(i) the negative effect of Ps.64,145,752 due to increase in cost and expenses mainly in the Aceite Terciario del Golfo, Burgos, Tsimin Xux and Ogarrio Sánchez CGUs, (ii) the negative effect due to an exchange rate of Ps. 47,149,878, from Ps. 19.4143 = U.S.$1.00 as of December 31, 2022, to Ps. 16.9220 = U.S.$1.00 as of December 31, 2023; and (iii) an increase in the discount rate of Ps. 23,731,588, from 9.31% in December 31, 2022 to 9.93% in December 31, 2023. These effects were partially offset by (i) an increase in crude oil prices and condensate products, generating a positive effect of Ps. 73,989,335 mainly in the Cantarell, Tamaulipas Constituciones and Crudo Ligero Marino CGUs; (ii) an increase in production profiles volume in the barrel of crude oil equivalent generating a positive effect of Ps. 45,517,214, mainly in the Antonio J. Bermúdez, Crudo Ligero Marino, Chuc, Ogarrio Sánchez, Ixtal Manik and Tamaulipas Constituciones CGUs; and (iii) a positive tax effect of Ps. 13,167,592, due to a lower tax base motivated by increases in cost and expenses at the Aceite Terciario del Golfo, Burgos and Tsimin Xux CGUs.
The CGUs of Exploration and Extraction are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Exploration and Extraction determines the recoverable amount of fixed assets based on the long-term estimated prices for Exploration and Extraction proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2025	2024	2023
Average crude oil price	61.16 U.S.$/bl	63.02 U.S.$/bl	64.08 U.S.$/bl
Average gas price	4.84 U.S.$/mpc	4.89 U.S.$/mpc	4.79 U.S.$/mpc
Average condensates price	64.24 U.S.$/bl	70.21 U.S.$/bl	73.00 U.S.$/bl
After-tax discount rate	6.28% annual	10.86% annual	9.93% annual
Pre-tax discount rate	9.88% annual	16.44% annual	15.10% annual
For 2025, 2024 and 2023 the total forecast production, calculated with a horizon of 25 years, was 6,915 Million barrels of oil equivalent (Mboe), 6,965 Mboe and 7,082 Mboe per day of crude oil equivalent, respectively.
Exploration and Extraction, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of December 31, 2025, 2024 and 2023, values in use for CGU are:

	2025		2024		2023
Ku Maloob Zaap	425,844,565		—		—
Aceite Terciario del Golfo	101,518,822		62,598,697		27,318,209
Cantarell	44,789,042		18,829,360		19,852,385
Tsimin Xux	42,775,429		39,802,960		26,234,797
Crudo Ligero Marino	38,895,336		42,175,410		34,288,720
Antonio J. Bermúdez	29,914,562		32,097,908		23,434,323
Ogarrio Magallanes	25,427,921		32,727,984		27,794,137
Tamaulipas Constituciones	14,718,626		14,610,722		4,799,796
Poza Rica	9,788,364		10,324,802		6,089,496
Lakach	3,552,966		4,874,349		—
Arenque	1,741,253		7,804,677		2,629,121
Ayín - Alux	1,694,722		750,222		—
Santuario (CEE)	1,499,210		—		—
Chuc	—		82,745,798		58,954,530
Ixtal - Manik	—		23,891,174		14,311,152
Cuenca de Macuspana	—		1,996,655		612,773
Burgos	—		1,259,454		2,611,157
Ébano (CEE)	—		—		4,690,690
Santuario El Golpe	—		—		3,640,552
Cárdenas-Mora	—		—		3,105,129
Total	Ps.	742,160,818	Ps.	376,490,172	Ps.	260,366,967

Cash-Generating Units of Industrial Processes
As of December 31, 2025, the Industrial Processes segment recognized a net impairment of Ps. (1,115,093), shown by CGUs as follows:

	2025
Tula Refinery	Ps.	11,780,665
Cosoleacaque Petrochemical Complex	1,647,455
Coatzacoalcos Gas Processor Complex	563,041
Pajaritos Ethylene Complex	46,777
Cangrejera Ethylene Complex	(104,726)
Minatitlán Refinery	(315,583)
Morelos Petrochemical Complex	(422,534)
Madero Refinery	(624,390)
Cadereyta Refinery	(4,339,830)
Salina Cruz Refinery	(9,345,968)
Net Impairment	Ps.	(1,115,093)

As of December 31, 2025, the Industrial Processes segment recognized net impairment of Ps.(1,115,093) due mainly to a (i) a decrease in the variable margin for certain operating centers of National Refining System although in terms of volume, stabilization in production has been achieved as a result of the Rehabilitation Program applied to processing plants, auxiliary services, and tanks, which was initiated in 2019. The main goal of this program is to guarantee the reliability of operations and maintain the stable and optimal processing level at the refineries, (ii) by the fluctuations of the exchange rate from Ps. 20.2683 = U.S.$1.00 as of December 31, 2024 to Ps. 17.9667 = U.S.$1.00 as of December 31, 2025. These effects were partially offset by the partial start-up of the Coking Plant facilities at the Tula Refinery which will allow for an increase in the higher value production; and (iii) a decrease in the discount rate of CGUs of refined products from 14.75% as of December 31, 2024 to 10.95% as of December 31, 2025.

To determine the value in use of long-lived assets associated with the CGUs of Industrial Processes, the net present value of cash flows was determined based on the following assumptions:

	December 31, 2025
	Refining	Petrochemicals	Ethylene	Fertilizers
Average crude oil Price (U.S.$) (1)	97.48	N.A.
Processed volume (1)	924 mbd	Variable because the load inputs are diverse
Rate of U.S.$	17.9667	17.9667	17.9667	17.9667
Useful lives of the cash-generating units (year average)	12	8	10	15
Pre-tax discount rate	10.95%	8.46%	8.46%	10.26%
Period	2026-2037	2026-2033	2026-2035	2026-2040
(1)Average of the first 5 years.
CGUs in the Industrial Processes segment are processing centers grouped according to their types of processes as refineries, petrochemical centers and ethylene and fertilizers complex processes. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of the Industrial Processes segment represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.

As of December 31, 2025, the value in use for CGUs are as follows:

	2025
Tula Refinery	Ps.	43,042,423
Salamanca Refinery	28,082,765
Cadereyta Refinery	24,735,313
Cangrejera Petrochemical Complex	20,691,534
Salina Cruz Refinery	10,680,107
Independencia Petrochemical Complex	1,963,400
Morelos Petrochemical Complex	211,498
Pajaritos Ethylene Complex	184,970
Coatzacoalcos Gas Processor Complex	48,739
Total	Ps.	129,640,749

Cash-Generating Units of Energy Transformation

As of December 31, 2025, the Energy Transformation segment recognized a net reversal of impairment of Ps.3,467,927, shown by CGUs as follows:

	2025
Nuevo Pemex Gas Processor Complex	Ps.	1,807,491
Cactus Gas Processor Complex	754,045
Ciudad Pemex Gas Processor Complex	592,674
La Venta Gas Processor Complex	305,296
Gas Poza Rica Processor Complex	19,256
Gas Arenque Processor Complex	2,048
Matapionche Gas Processor Complex	(12,883)
Reversal of impairment	Ps.	3,467,927

As of December 31, 2025, the Energy Transformation segment recognized a net reversal of impairment of Ps. 3,467,927 due to: the increase in gross margin due higher sale prices; and a decrease in the discount rate of CGUs of gas products from 15.93% as of December 31, 2024 to 10.72% as of December 31, 2025. These effects were offset by the fluctuations of the exchange rate from Ps. 20.2683 = U.S.$1.00 as of December 31, 2024 to Ps. 17.9667 = U.S.$1.00 as of December 31, 2025.
To determine the value in use of long-lived assets associated with the CGUs of Energy Transformation, the net present value of cash flows was determined based on the following assumptions:

December 31, 2025
Gas

Processed volume (1)	2,555 mmpcd of humid gas
Rate of U.S.$	17.9667
Useful lives of the cash-generating units (year average)	8
Pre-tax discount rate	10.72%
Period	2026-2033
(1) Average of the first 5 years.
CGUs in the Energy Transformation segment are processing centers grouped according to their types of processes in the gas complex processors. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of the Energy Transformation segment represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
As of December 31, 2025, the value in use for the CGUs is as follows:

	2025
Nuevo Pemex Gas Processor Complex	Ps.	8,736,369
Cactus Gas Processor Complex	7,590,104
Ciudad Pemex Gas Processor Complex	5,256,806
La Venta Gas Processor Complex	1,946,196
Burgos Gas Processor Complex	1,770,051
Total	Ps.	25,299,526
Cash-Generating Units of Pemex Industrial Transformation (until June 1, 2025, see Note 1)
As of December 31, 2024 and 2023, Pemex Industrial Transformation recognized a net impairment of Ps. (78,049,865) and Ps. (25,568,713), respectively, shown by CGUs as follows:

	2024		2023
Tula Refinery	(33,661,647)		(13,816)
Minatitlán Refinery	(16,652,058)		4,615,400
Salina Cruz Refinery	(7,270,800)		—
Madero Refinery	(6,369,734)		(10,125,589)
Cosoleacaque Petrochemical Complex	(5,716,817)		(5,096,027)
Ciudad Pemex Gas Processor Complex	(5,389,475)		—
Cactus Gas Processor Complex	(1,670,960)		(4,592,823)
Morelos Petrochemical Complex	(643,817)		(3,093,360)
Coatzacoalcos Gas Processor Complex	(576,742)		(2,051,842)
Ethylene Processor Complex	(424,382)		—
La Venta Gas Processor Complex	(396,654)		(541,766)
Matapionche Gas Processor Complex	(163,389)		(498,212)
Pajaritos Petrochemical Complex	(40,901)		—
Cangrejera Petrochemical Complex	—		(61,296)
Salamanca Refinery	393		5,750,279
Arenque Gas Processor Complex	1,774		(159,571)
Poza Rica Gas Processor Complex	137,833		(646,813)
Cangrejera Ethylene Complex	312,331		(771,161)
Nuevo Pemex Gas Processor Complex	475,180		(8,282,116)
Impairment, net	Ps.	(78,049,865)	Ps.	(25,568,713)

As of December 31, 2024, Pemex Industrial Transformation recognized the net impairment of Ps. (78,049,865) mainly due to an impact on the estimate gross result as a consequence of the decrease in sale prices and an increase in the discount rate of CGUs as refined products from 13.68% as of December 31, 2023 to 14.75% as of December 31, 2024. These effects were partially offset by a stabilization in production levels during 2024 due to the implementation of the Rehabilitation program in process plants, auxiliary services, and tanks.
As of December 31, 2023, the net impairment of Ps. (25,568,713) was due to a decrease in the exchange rate used in the projected cash-flows from Ps. 19.4143 = U.S.$1.00 as of December 31, 2022 to Ps. 16.9220 = U.S. $1.00 as of December 31, 2023. These effects were partially offset by a slight decrease in the discount rate of CGUs of refined products from 14.16% as of December 31, 2022 to 13.68% as of December 31, 2023.
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of December 31,
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	101.82	105.5	N.A.		N.A.		N.A.		N.A
Processed volume (1)	866 mbd	993 mbd	2,746 mmpcd of humid gas	3,201 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	$20.2683	$16.9220	$20.2683	$16.9220	$20.2683	$16.9220	$20.2683	$16.9220	$20.2683	$16.9220
Useful lives of the cash-generating units (year average)	12	12	7	6	4	5	7	5	6	5
Pre-tax discount rate	14.75%	13.68%	15.93%	12.25%	11.35%	10.31%	11.35%	10.31%	12.35%	13.25%
Period (2)	2025-2036	2024-2035	2025-2031	2024 - 2029	2025-2028	2024-2027	2025-2031	2024-2028	2025-2030	2024-2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its CGUs or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2024 and 2023, the value in use for the impairment of fixed assets was as follows:

	2024		2023
Salamanca Refinery	38,826,331		52,973,936
Cadereyta Refinery	38,491,000		49,608,678
Salina Cruz Refinery	20,203,733		51,877,280
Tula Refinery	18,074,762		46,202,340
Cangrejera Ethylene Processor Complex	11,278,426		8,758,887
Nuevo Pemex Gas Processor Complex	8,136,516		8,412,828
Ciudad Pemex Gas Processor Complex	6,358,136		13,566,516
Cactus Gas Processor Complex	5,301,464		7,412,437
Burgos Gas Processor Complex	3,457,364		1,972,249
Independencia Petrochemical Complex	1,899,481		4,382,873
La Venta Gas Processor Complex	977,988		1,471,999
Coatzacoalcos Gas Processor Complex	921,077		1,764,690
Morelos Ethylene Processor Complex	538,152		923,623
Pajaritos Ethylene Processor Complex	184,970		—
Madero Refinery	—		14,453,809
Minatitlán Refinery	—		4,184,019
Cosoleacaque Petrochemical Complex	—		1,502,395
Total	Ps.	154,649,400	Ps.	269,468,559

Cash-Generating Units of Logistics as a part of Other Operating Subsidiary Companies segment (formerly Pemex Logistics)
During the year ended December 31, 2025, Logistics as part of the Other Operating Subsidiary Companies segment, recognized a net impairment of Ps. (23,192,225) mainly due to a decrease in the estimated pipelines CGUs cash flows due to the percentage of the allocable cost of petroleum products losses is no longer included. These effects were partially offset by a decrease in the discount rate of CGUs of pipelines from 16.57% as of December 31, 2024 to 13.18% as of December 31, 2025.
The CGUs of Logistics as part of the Other Operating Subsidiary Companies segment are pipelines and transportation equipment. The recoverable amount of assets as of December 31, 2025 was Ps. 63,289,804, based on discounted cash flows and discount rate of 13.18% and useful life of 17 years.
Cash-Generating Units of Pemex Logistics (until June 1, 2025, see Note 1)
As of December 31, 2024 and 2023, Pemex Logistics recognized a net reversal of impairment and a net (impairment) of Ps.582,923 and Ps. (612,906), respectively, shown by CGU as follows:
The net reversal of impairment and (impairment), was in the following CGUs:

	2024		2023
Storage terminals	Ps.	582,923	Ps.	(582,923)
Construction in progress	—		(58,816)
Land and transport (white pipelines)	—		28,833
Reversal of impairment (impairment), net	Ps.	582,923	Ps.	(612,906)

	As of December 31,
	2024	2023	2024	2023	2024	2023
	Pipelines		Landing transport		Vessel
Discount rate	16.57%	14.80%	16.57%	14.80%	16.57%	14.80%
Useful life	17	19	14	0	14	15
As of December 31, 2024, Pemex Logistics recognized a reversal of impairment of Ps.582,923 due to a decrease in value of the CGU due to the depreciation of the assets that are part of the calculation.
As of December 31, 2023, Pemex Logistics recognized an impairment of Ps. (612,906) due to: (i) a decrease in the projected revenue in the cash flows of the storage terminals CGU, resulting from an expected increase in expenses and (ii) an increase in the discount rate to project future cash flows from 12.73% in 2022 to 14.80% in 2023.
CGU in Pemex Logistics are pipelines and transport equipment.
The recoverable amounts of the assets as of December 31, 2024 and 2023, corresponding to the discounted cash flows at the rate of 16.57% and 14.80%, respectively, as follows:

	2024		2023
TAD, TDGL, TOMS (Storage terminals)	Ps.	66,363,740	Ps.	69,078,019
Primary logistics	—		111,366,873
Total	Ps.	66,363,740	Ps.	180,444,892

G.PEMEX can conduct exploration and extraction activities through Exploration and Extraction Contracts (“EECs”). The EECs are awarded individually, through associations or joint ventures based on guidelines approved by the Comisión Nacional de Hidrocarburos (“National Hydrocarbons Commission” or “CNH”) and are classified into:
a.Production-sharing contracts;
b.Profit-sharing contracts;
c.License agreements; and
d.Service contracts.
Certain of the EECs are operated though joint arrangements, for which PEMEX recognizes in its financial statements both the rights to the assets and the obligations for the liabilities, as well as profits and losses relating to the arrangements.
EECs as of December 31, 2025 are:
a.Production-sharing contracts:
The object of the production-sharing contracts is the execution of oil activities under shared production contracts among Mexico through the Mexican Government via the CNH and Pemex Exploration and Production (as contractor), for the contractual area and the sharing of costs, risks, and terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry receiving, in exchange, benefits in favor of the contractor.
I.Production contracts without a partner
•Hydrocarbons Exploration and Extraction Contract for Block 29, Cuenca del Sureste, in which PEMEX owns 100% of the project.
•Hydrocarbon Extraction Contract for the Ek-Balam (shallow water) Block. PEMEX owns 100% of this contractual area.
•Exploration and Extraction Contract, related to Block 8 Cuencas del Sureste, PEMEX owns 100% of this contractual area.
•Exploration and Extraction Contract, related to Block 18, Tampico Misantla, in which PEMEX owns 100% of this contractual area.
II.Production contracts in consortium
•Exploration and Extraction Contract related to Block 2 Tampico Misantla, pursuant to a consortium formed by PEMEX and Wintershall Dea México, S. de R. L. de C. V. The object of the contract is the realization of oil activities, under shared production contracts, by the contractor for the contractual area and the sharing of costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the industry, receiving in exchange, benefits in favor of the contractor. PEMEX and Wintershall Dea México have a 70% and 30% interest, respectively, in this contractual area. PEMEX is the operator under this contract.
•Exploration and Extraction Contract, related to Block 16, Tampico Misantla, pursuant to a consortium by PEMEX and Wintershall Dea México, S. de R. L. de C. V. PEMEX owns 50% of this contractual area and Wintershall Dea México owns 50%.
•Exploration and Extraction Contract, related to Block 17, Tampico Misantla, pursuant to a consortium by PEMEX, and Wintershall Dea México, S. de R. L. de C. V. PEMEX owns 50% of this contractual area and Wintershall Dea México owns 50%.
•Hydrocarbons Exploration and Extraction Contract for Block 32, Cuenca del Sureste, by PEMEX (as operator) and Total E&P México, S.A. de C.V. (as partner). PEMEX owns 50% of this contractual area and Wintershall Dea México owns 50%.
•Hydrocarbons Exploration and Extraction Contract for Block 33, Cuenca del Sureste, by PEMEX and QPI México, S.A. de C.V. (as partner) and Total E&P México, S.A. de C.V. (as operator). PEMEX, Total E&P México, S.A. de C.V. and QPI México, S.A. de C.V. have a 50%, 35% and 15% interest, respectively, in this contractual area.
•Hydrocarbons Exploration and Extraction Contract for Block 35, Cuenca del Sureste, by Shell Exploración y Extracción de México, S.A. de C.V. (as operator) and PEMEX. Shell Exploración y Extracción de México, S.A. de C.V.owns 50% of this contractual area and PEMEX owns 50%.
•Exploration and Extraction Contract, related to the Santuario El Golpe Block, pursuant to a consortium formed by PEMEX (as partner) and Petrofac México, S.A. de C.V. (PETROFAC), as operator. PEMEX owns 64% of this contractual area and PETROFAC owns 36%.
•Exploration and Extraction Contract, related to the Misión Block, pursuant to a consortium formed by PEMEX (as partner) and Servicios Múltiples de Burgos, S.A. de C.V. (as operator). PEMEX owns 51% of this contractual area and Servicios Múltiples de Burgos, S.A. de C.V. owns 49%.
•Exploration and Extraction Contract, related to Ébano Block, pursuant to a consortium formed by PEMEX (as partner), DS Servicios Petroleros, S.A. de C.V. (as operator) and D&S Petroleum S.A. de C.V. (as partner). PEMEX, DS Servicios Petroleros S.A. de C.V and D&S Petroleum S.A. de C.V. have a 45%, 54.99% and 0.01% interest, respectively in this contractual area.
b.License contracts
The nature of the contract relationship is the execution of oil activities, under the license contracting modality, under which the contractor is granted the right to explore and extract at its exclusive cost and risk hydrocarbons owned by the Mexican nation, who must comply with the obligations arising from the contract in the name and representation of each of the signatory companies in the contractual area in accordance with the applicable regulations, industry best practices and the terms and conditions of the contract. The contractor shall be entitled to payment for hydrocarbons produced, in accordance with the terms of the contracts, and after payments to the Mexican Government are made.
I.License contracts without association
•Hydrocarbons Exploration and Extraction Contract for Block 2, Plegado Perdido, in which PEMEX owns 100% of the project.
•Hydrocarbons Exploration and Extraction Contract for Block 5, Plegado Perdido, in which PEMEX owns 100% of the project.
•Hydrocarbons Exploration and Extraction Contract for Block 18, Cordilleras Mexicanas owns 100% of the project.
II.License contracts in association
•Hydrocarbons Exploration and Extraction Contract for Block 3 “Plegado Perdido”, in deep waters, formed by INPEX Corporation (“INPEX”) (as partner), Chevron Energía de Mexico, S. de R.L. de C.V. (“Chevron”) (as operator) and PEMEX, (as partner). Chevron, PEMEX and INPEX have a 33.3334%, 33.333% and 33.333% interest in this project, respectively, and will be jointly liable for all obligations of the contractors according to this contract regardless of their participation interest.
•Hydrocarbons Exploration and Extraction Contract for Block 22, Cuenca Salina, formed by PEMEX, Inpex E&P México, S.A. de C.V., (as partners), and Chevron (as operator). Chevron, PEMEX and Inpex E&P México, S.A. de C.V., have a 37.5%, 27.5% and 35.0% interest in this project, respectively.
•A licensing contract with BHP Billiton Petróleo Operaciones de México, S. de R.L. (“BHP Billiton”) for the Trión Block. BHP Billiton owns 60% of the contractual area, while PEMEX owns 40%, and each of the signatory companies are jointly liable for all obligations of the contractors.
•Hydrocarbons Exploration and Extraction Contract for the Cárdenas Mora Block, for onshore fields, formed by PEMEX (as partner), Petrolera Cárdenas Mora, S. A. P. I. de C. V. (as operator) and Cheiron Holding Limited (jointly liable). PEMEX owns 50% of this contractual area and Petrolera Cárdenas Mora, S. A. P. I. de C. V owns 50%.
•Hydrocarbons Exploration and Extraction Contract for the Ogarrio Block, for onshore fields, formed by PEMEX (as partner), Wintershall Dea México, S. de R. L. de C. V. (as operator) and Wintershall Dea International (jointly liable). PEMEX owns 50% of this contractual area and Wintershall Dea México, S. de R. L. de C. V. owns 50%.
•Hydrocarbons Exploration and Extraction Contract for the Miquetla Block, for onshore fields, formed by PEMEX (as partner) and Operadora de Campos DWF, S.A. de C.V. (as operator). PEMEX has a 49% interest in this project while Operadora de Campos DWF, S.A. de C.V. has a 51% interest.
See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the exploration and extraction contracts listed above (presentation non-audited):

	Production-sharing contracts
As of /For the year ended December 31, 2025	EK-Balam	Block 2	Block 8	Block 16	Block 17	Block 18	Block 29	Block 32	Block 33	Block 35	Santuario El Golpe	Misión	Ébano
Sales:
Net sales	6,902,738	—	—	—	—	—	—	—	—	—	1,322,715	163,310	301,556
Cost of sales	10,626,151	1,960,397	51,374	—	1,297	66,356	40,565	—	739,888	8,976	1,832,043	298,873	267,389
Gross income (loss)	(3,723,413)	(1,960,397)	(51,374)	—	(1,297)	(66,356)	(40,565)	—	(739,888)	(8,976)	(509,328)	(135,563)	34,167
Other income (loss), net	31,820	(39,440)	(199)	—	—	4,072	1,624,444	8,600	9,267	135	11,579	40,116	694
Administrative expenses	—	—	—	—	—	—	—	—	—	—	11,362	—	59,915
Operating income (loss)	(3,691,593)	(1,999,837)	(51,573)	—	(1,297)	(62,284)	1,583,879	8,600	(730,621)	(8,841)	(509,111)	(95,447)	(25,054)
Taxes, duties and other	—	—	—	—	—	—	—	—	—	—	—	—	—
Net income (loss)	(3,691,593)	(1,999,837)	(51,573)	—	(1,297)	(62,284)	1,583,879	8,600	(730,621)	(8,841)	(509,111)	(95,447)	(25,054)
Cash and cash equivalents	15	316,966	2,060	—	—	132,059	67,989	233,010	—	—	—	—	—
Accounts receivable	947,826	216,235	158,934	82,503	80,827	39,717	7,242	91,894	411,118	430,051	4,406,596	2,496,425	770,978
Total current assets	947,841	533,201	160,994	82,503	80,827	171,776	75,231	324,904	411,118	430,051	4,406,596	2,496,425	770,978
Wells, pipelines, properties, plant and equipment, net	38,921,022	—	—	—	—	—	—	—	—	—	1,360,531	1,489,379	491,673
Other assets	—	12,111	239	—	—	—	—	—	—	—	—	—	—
Total assets	39,868,863	545,312	161,233	82,503	80,827	171,776	75,231	324,904	411,118	430,051	5,767,127	3,985,804	1,262,651
Suppliers	29,467,794	21,988	5,732	185,767	209,357	738	14,423	1,007	2,086,425	820,339	9,825,462	4,866,394	2,265,053
Taxes and duties payable	(19,642)	1,303	1,392	—	—	1,931	1,118	—	—	—	—	474	—
Other current liabilities	3,569,254	3,432,817	685,589	53,145	42,816	640,900	64,609	499,376	300,115	47,795	1,238,160	1,816,053	317,174
Total liabilities	33,017,406	3,456,108	692,713	238,912	252,173	643,569	80,150	500,383	2,386,540	868,134	11,063,622	6,682,921	2,582,227
Equity (deficit), net	6,851,457	(2,910,796)	(531,480)	(156,409)	(171,346)	(471,793)	(4,919)	(175,479)	(1,975,422)	(438,083)	(5,296,495)	(2,697,117)	(1,319,576)

		License contracts
As of /For the year ended December 31, 2025	Trión	Block 3	Block 2	Block 5	Block 18	Block 22	Cárdenas Mora	Ogarrio	Miquetla
Sales:
Net sales	—	—	—	—	—	—	893,766	849,310	165,325
Cost of sales	859,597	753	6,491	221,061	238,545	4,896	429,711	467,395	79,863
Gross income (loss)	(859,597)	(753)	(6,491)	(221,061)	(238,545)	(4,896)	464,055	381,915	85,462
Other income (loss), net	(69,368)	5	—	816,333	753,132	57	15,622	(14,079)	(1,145)
Administrative expenses	—	—	—	—	—	—	—	37,084	27,582
Operating income (loss)	(928,965)	(748)	(6,491)	595,272	514,587	(4,839)	479,677	330,752	56,735
Taxes, duties and other	—	—	—	—	—	—	—	—	—
Net income (loss)	(928,965)	(748)	(6,491)	595,272	514,587	(4,839)	479,677	330,752	56,735
Cash and cash equivalents	—	—	—	—	—	—	2,398	—	—
Accounts receivable	190,070	109,361	742,289	23,960	25,519	616,217	3,091,751	6,806,758	650,046
Total current assets	190,070	109,361	742,289	23,960	25,519	616,217	3,094,149	6,806,758	650,046
Wells, pipelines, properties, plant and equipment, net	6,116,609	—	—	—	—	—	1,731,779	1,494,352	259,076
Total assets	6,306,679	109,361	742,289	23,960	25,519	616,217	4,825,928	8,301,110	909,122
Suppliers	7,235,644	288,962	1,118,014	89,438	99,996	1,104,226	8,586,315	8,426,002	838,295
Taxes and duties payable	—	—	—	6,490	6,928	—	7	—	—
Other current liabilities	—	50,949	181,398	317,893	342,319	105,166	161,889	4,238,147	64,007
Total liabilities	7,235,644	339,911	1,299,412	413,821	449,243	1,209,392	8,748,211	12,664,149	902,302
Equity (deficit), net	(928,965)	(230,550)	(557,123)	(389,861)	(423,724)	(593,175)	(3,922,283)	(4,363,039)	6,820